INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2020
INVESTMENTS
Schedule of investments by type

	June 30,	December 31,
	2020	2019
Investments in associates and joint ventures	132,625	140,934
Goodwill	166,819	161,464
Other investments evaluated at fair value through other comprehensive income	25,976	20,048
	325,420	322,446